Document and Entity Information	Dec. 02, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001092796
Document Type	8-K/A
Document Period End Date	Dec. 02, 2021
Entity Registrant Name	Smith & Wesson Brands, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-31552
Entity Tax Identification Number	87-0543688
Entity Address, Address Line One	2100 Roosevelt Avenue
Entity Address, City or Town	Springfield
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01104
City Area Code	(800)
Local Phone Number	331-0852
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.001 per Share
Trading Symbol	SWBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A updates information disclosed in a Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission on December 2, 2021. We issued a press release on December 2, 2021, which, among other items, announced the declaration of a dividend on our common stock with a payment date of January 4, 2022. On December 3, 2021, we issued a correction to our press release, noting the correct payment date as being January 3, 2022. The record date and other details for the payment of the dividend on our common stock remain unchanged from our prior disclosure. Attached as Exhibit 99.1 is a revised press release reflecting the correct payment date.